U.S. Bancorp Fund Services, LLC
615 East Michigan Street,
Milwaukee, Wisconsin  53202

January 29, 2010

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	FMI Common Stock Fund, Inc. (the “Company”)
File Nos.: 002-73468 and 811-03235

Dear Sir or Madam:

Pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, transmitted herewith on behalf of FMI Common Stock Fund, Inc. is Post-Effective Amendment No. 31 to the Company’s Registration Statement on Form N-1A.

Please direct any inquiries regarding this filing to me at (414) 765-5366.  Thank you for your assistance with respect to this matter.

Very truly yours,

/s/ Edward Paz

Edward Paz, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures